Label	Element	Value
General Treasury Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000702172_SupplementTextBlock
June 5, 2015

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

- General Government Securities Money Market Fund

- General Treasury Prime Money Market Fund

GENERAL MONEY MARKET FUND, INC.

Supplement to Dreyfus Class Shares Prospectus

dated June 5, 2015

Dreyfus Class shares currently are not being offered.  Dreyfus Class shares of General Government Securities Money Market Fund and General Money Market Fund, Inc. will be offered commencing on or about September 1, 2015.

The following changes will take effect on September 1, 2015

General Treasury Prime Money Market Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	General Treasury Prime Money Market Fund
Strategy [Heading]	rr_StrategyHeading	The following will replace the last sentence of the paragraph in the section entitled "Fund Summary—General Treasury Prime Money Market Fund—Principal Investment Strategy" and the second paragraph in the section entitled "Fund Details—General Treasury Prime Money Market Fund—Goal and Approach":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests only in U.S. Treasury securities.